Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 3,536	$ 3,178
Deposits with banking corporations	28	26
Trade receivables, net	980	1,144
Other current assets	385	191
Inventory	3,359	3,115
Total current assets	8,288	7,654
NON-CURRENT ASSETS:
Property, plant & equipment, net	168	161
Long-term deposits	85	77
Right of use assets	968	899
Total non-current assets	1,221	1,137
TOTAL ASSETS	9,509	8,791
CURRENT LIABILITIES:
Lease liabilities – current	131	100
Trade payables	662	1,154
Other accounts payables	1,130	1,147
Total current liabilities	1,923	2,401
NON-CURRENT LIABILITIES:
Lease liabilities	943	808
Liabilities for employee benefits, net	39	35
Total non-current liabilities	982	843
SHAREHOLDERS’ EQUITY:
Premium and other capital reserves	29,318	26,625
Capital reserve for transactions with controlling shareholders	1,542	1,542
Accumulated loss	(24,256)	(22,620)
Total shareholders’ equity	6,604	5,547
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 9,509	$ 8,791